Current and long-term debt - Lease financing (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Jan. 31, 2023	May 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Aug. 31, 2023	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Payments of lease liabilities, classified as financing activities			$ 250,626	$ 52,568
STI Brooklyn, STI Rambla, STI Rose, and STI Ville | AVIC Lease Financing | Vessels
Disclosure of detailed information about borrowings [line items]
Payments of lease liabilities, classified as financing activities	$ 77,800
STI Sanctity | Ocean Yield Lease Financing | Vessels
Disclosure of detailed information about borrowings [line items]
Exercise of purchase options at expiration						$ 27,800
STI Steadfast | Ocean Yield Lease Financing | Vessels
Disclosure of detailed information about borrowings [line items]
Exercise of purchase options at expiration		$ 27,800
STI Supreme | Ocean Yield Lease Financing | Vessels | Lease option to purchase, option exercised
Disclosure of detailed information about borrowings [line items]
Exercise of purchase options at expiration					$ 27,800
STI Sanctity and STI Steadfast | Ocean Yield Lease Financing | Vessels
Disclosure of detailed information about borrowings [line items]
Payments of lease liabilities, classified as financing activities		55,600
STI Grace and STI Jermyn | 2021 CSSC Lease Financing | Vessels
Disclosure of detailed information about borrowings [line items]
Payments of lease liabilities, classified as financing activities		$ 46,900